Shareholder Report, Average Annual Return (Details) LMF6700_Western Asset SMASh Series TF Fund_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
Western Asset SMASh Series TF Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Western Asset SMASh Series TF Fund
Average Annual Return, Percent	4.17%	1.85%	2.88%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.96%	1.44%	2.43%